Huber Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 88.41%	Value
	Asset Management - 0.73%
309	Virtus Investment Partners, Inc.	$63,753

	Banking - 16.63%
450	First Citizens BancShares, Inc. - Class A	340,506
23,417	First Horizon Corp.	523,604
5,300	Regions Financial Corp.	112,254
2,052	South State Corp.	173,948
6,000	Truist Financial Corp.	302,820
		1,453,132
	Chemicals - 3.95%
3,388	Innospec, Inc.	345,576

	Consumer Services - 3.61%
13,400	Rent-A-Center, Inc.	315,302

	Electric Utilities - 4.92%
2,000	Black Hills Corp.	154,400
400	Entergy Corp.	46,052
1,758	Evergy, Inc.	120,001
2,127	Portland General Electric Co.	109,200
		429,653
	Entertainment Content - 1.25%
13,100	Lions Gate Entertainment Corp. - Class B (a)(c)	108,861

	Food - 1.42%
700	ConAgra Foods, Inc.	23,947
266	Lamb Weston Holdings, Inc.	21,190
900	Tyson Foods, Inc. - Class A	79,209
		124,346
	Forestry, Paper & Wood Products - 3.49%
19,100	Mercer International, Inc.	304,836

	Gas & Water Utilities - 2.65%
3,200	National Fuel Gas Co.	231,488

	Health Care Facilities & Services - 1.14%
1,500	Tenet Healthcare Corp. (a)	99,180

	Insurance - 4.06%
4,510	CNO Financial Group, Inc.	84,562
2,700	Prudential Financial, Inc.	269,973
		354,535
	Leisure Products - 1.32%
5,139	JAKKS Pacific, Inc. (a)	115,062

	Media & Entertainment - 0.28%
3,023	System1, Inc. (a)	24,849

	Medical Equipment & Devices - 0.33%
300	CONMED Corp.	29,289

	Metals & Mining - 1.15%
8,550	Sprott Physical Uranium Trust (a)(b)	100,152

	Natural Gas Distribution - 0.28%
503	New Fortress Energy, Inc.	24,632

	Oil & Gas Producers - 14.28%
1,000	Chesapeake Energy Corp.	94,170
3,400	Devon Energy Corp.	213,690
27,339	Golar LNG Ltd. (a)	611,574
1,000	Gulfport Energy Operating Corp. (a)	92,040
47,400	W&T Offshore, Inc. (a)	235,578
		1,247,052
	Oil & Gas Services & Equipment - 7.17%
142,924	TETRA Technologies, Inc. (a)	626,007

	Specialty Finance - 2.82%
7,140	Enova International, Inc. (a)	246,401

	Technology Hardware - 0.57%
300	F5 Networks, Inc. (a)	50,208

	Technology Services - 11.86%
18,185	KBR, Inc.	967,988
700	Science Applications International Corp.	67,809
		1,035,797
	Telecommunications - 1.83%
8,500	AT&T, Inc.	159,630

	Transportation & Logistics - 2.67%
1,000	FedEx Corp.	233,090

	TOTAL COMMON STOCKS (Cost $5,313,166)	7,722,831

	REIT - 0.79%
	REIT: Industrial - 0.80%
1,100	Granite Real Estate Investment Trust	69,465
	TOTAL REIT (Cost $29,536)	69,465

	MONEY MARKET FUNDS - 9.62%
420,000	First American Government Obligations Fund, Institutiona Class, 1.70% (d)	420,000
420,000	First American Treasury Obligations Fund, Institutinal Class, 1.80% (d)	420,000
	TOTAL MONEY MARKET FUNDS (Cost $840,000)	840,000

	Total Investments in Securities (Cost $6,182,702) - 98.82%	8,632,296
	Other Assets in Excess of Liabilities - 1.18%	102,789
	NET ASSETS - 100.00%	$8,735,085

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of July 31, 2022.

Huber Mid Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Huber Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$268,491	$-	$-	$268,491
Consumer Discretionary	430,364	-	-	430,364
Consumer Staples	124,346	-	-	124,346
Energy	1,897,690	-	-	1,897,690
Financials	2,117,822	-	-	2,117,822
Health Care	128,469	-	-	128,469
Industrials	233,090	-	-	233,090
Materials	750,564	-	-	750,564
Technology	1,110,854	-	-	1,110,854
Utilities	661,141	-	-	661,141
Total Common Stocks	7,722,831	-	-	7,722,831
REIT	69,465	-	-	69,465
Money Market Funds	840,000	-	-	840,000
Total Investments in Securities	$8,632,296	$-	$-	$8,632,296

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.